Debt securities in issue	6 Months Ended
Jun. 30, 2021
Debt securities in issue [Abstract]
Debt securities in issue
9

Debt securities in issue
Debt securities in issue relate to debentures and other issued debt securities with either fixed interest rates or
interest rates based on floating interest rate levels, such as certificates of deposit and accepted bills issued by
ING Group, except for subordinated items. Debt securities in issue do not include debt securities presented as
Financial liabilities at fair value through profit or loss. ING Group does not have debt securities that are issued
on terms other than those available in the normal course of business.
Changes in debt securities in issue
in EUR million
30
June
2021
31
December
2020
Opening balance as at 1 January 82,065 118,528
Additions 42,208 65,308
Redemptions / Disposals -32,233 -99,212
Exchange rate differences 955 -3,403
Other movements -1,156 844
Closing balance 91,840 82,065
In the first six months of 2021, Debt securities in issue increased by EUR
9.8

billion because of liquidity and
funding needs as well as favourable market conditions. This is mainly explained by net increases of commercial paper of EUR 9.4

billion and certificates of deposits of EUR
3.1

billion, where new issuances exceeded matured
trades. This increase is partly offset by matured covered bonds of EUR 1.0 billion, matured long term bonds of
EUR 0.6

billion and reduction in other debt securities of

EUR
1.1

billion.